Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Buildings	76,613	12,022	76,613
Plant and equipment	440,280	69,090	431,072
Computer equipment	3,399	533	3,171
Furniture and fixtures	20,329	3,190	20,855
Motor vehicles	1,563	245	1,546
	542,184	85,080	533,257
Less: accumulated depreciation	(435,256)	(68,301)	(421,949)
Impairment of plant and equipment	0	0	—
	106,928	16,779	111,308